Other Assets and Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Assets And Other Liabilities [Abstract]
Other Assets and Other Liabilities
9.	Other Assets and Other Liabilities
The following table summarizes the components of Other assets ($ in thousands):

	September 30, 2021	December 31, 2020
Intangible assets, net	$269,398	$179,856
Acquisition deposits	208,826	7
Equity securities	173,732	—
Derivative instruments	62,344	1,410
Receivables	39,688	23,692
Prepaid expenses	10,716	4,047
Interest receivable	3,974	548
Deferred financing costs, net	3,772	1,268
Other	3,591	307

Total	$776,041	$211,135

The following table summarizes the components of Other liabilities ($ in thousands):

	September 30, 2021	December 31, 2020
Accounts payable and accrued expenses	$49,699	$19,651
Real estate taxes payable	49,618	14,842
Intangible liabilities, net	41,308	32,656
Distributions payable	24,756	8,682
Tenant security deposits	21,095	9,842
Right of use liability—operating lease	12,514	6,390
Accrued interest expense	10,091	7,309
Deferred tax liability	9,764	1,229
Deferred income	7,323	11,111
Derivative instruments	952	5,167
Other	3,088	193

Total	$230,208	$117,072

9.	Other Assets and Other Liabilities
The following table summarizes the components of other assets ($ in thousands):

	December 31, 2020	December 31, 2019
Intangible assets, net	$179,856	$100,205
Receivables	23,692	6,735
Prepaid expenses	4,047	1,456
Derivative instruments	1,410	203
Deferred financing costs, net	1,268	674
Interest receivable	548	1,028
Acquisition deposits	7	3,050
Other	307	146

Total	$211,135	$113,497

The following table summarizes the components of accounts payable, accrued expenses, and other liabilities ($ in thousands):

	December 31, 2020	December 31, 2019
Intangible liabilities, net	$32,656	$6,701
Accounts payable and accrued expenses	19,651	10,188
Real estate taxes payable	14,842	6,513
Deferred income	11,111	6,707
Tenant security deposits	9,842	3,547
Distributions payable	8,682	4,216
Accrued interest expense	7,309	1,993
Right of use liability—operating lease	6,390	—
Derivative instruments	5,167	—
Other	1,422	8,114

Total	$117,072	$47,979